Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	NAC GLOBAL TECHNOLOGIES, INC.
Entity Central Index Key	0000006732
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Entity Filer Category	Smaller Reporting Company